Contingencies (Narrative) (Details) - USD ($)	1 Months Ended
	Jun. 29, 2021	Jun. 16, 2021	Oct. 31, 2021
Disclosure Of Contingencies [Line Items]
Legal contingency, damages sought	$ 1,051,739	$ 765,579
Accruals on counterclaims			$ 40,000